Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (30,224)	$ (6,716)	$ (19,599)
Adjustments to profit and loss items:
Depreciation and amortization	1,483	1,303	1,272
Share-based compensation	3,138	1,940	1,946
Revaluation of warrants accounted at fair value	10,704	(8,310)	8,977
Issuance expenses of warrants through profit and loss	0	0	1,911
Revaluation of liabilities in respect of IIA grants	752	427	(132)
Revaluation of liabilities in respect of TEVA	770	468	533
Financing income and exchange differences of lease liability	487	257	(109)
Increase (decrease) in severance pay liability, net	(30)	83	109
Other (income) expenses	18	(211)	0
Financial income, net	(2,039)	(2,231)	(74)
Un-realized foreign currency loss	47	189	525
Adjustments to profit and loss items, total	15,330	(6,085)	14,958
Changes in asset and liability items:
Decrease (increase) in trade receivables	(1,141)	5,658	(7,582)
Decrease (increase) in inventories	187	(906)	(721)
Decrease (increase) in other receivables	120	(894)	364
Increase (decrease) in trade payables and accrued expenses	406	(594)	414
Increase In Grants Received In Advance	1,181	0	0
Increase (decrease) in other payables	517	(928)	281
Changes in asset and liability items, total	1,270	2,336	(7,244)
Net cash used in operating activities	(13,624)	(10,465)	(11,885)
Cash Flows from Investing Activities:
Purchase of property and equipment	(6,273)	(6,464)	(555)
Interest received	2,252	1,947	74
Investment in short-term bank deposits, net	(4,376)	(29,804)	0
Net cash used in investing activities	(8,397)	(34,321)	(481)
Cash Flows from Financing Activities:
Repayment of leases liabilities	(928)	(778)	(701)
Proceeds from exercise of warrants	1,210	0		[1]
Proceeds from exercise of pre-funded warrants	0	0	10
Proceeds from issuance of shares	22,165	24,909	38,380
Repayment of IIA grants, net	(219)	(380)	(258)
Repayment of liabilities in respect of TEVA	(2,834)	(834)	(1,667)
Net cash provided by financing activities	19,394	22,917	35,764
Exchange rate differences on cash and cash equivalent balances	(84)	(160)	(549)
Increase (decrease) in cash and cash equivalents	(2,711)	(22,029)	22,849
Balance of cash and cash equivalents at the beginning of the year	11,866	33,895	11,046
Balance of cash and cash equivalents at the end of the year	9,155	11,866	33,895
Supplement disclosure of non-cash transactions:
ROU asset, net, recognized with corresponding lease liability	479	6,825	117
Purchase of property and equipment in trade payables	$ (344)	$ (1,011)	$ 0

[1]	Represents an amount lower than $1.